Related Party Transactions - General Motors (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Repayment of outstanding debt	$ 10,143
Convertible notes issued	8,809	$ 6,130
Prepaid expenses and other current assets, including due from related party of $1,079 and nil, respectively	12,577	6,053
Accounts payable	$ 0	2,407
General Motors
Related Party Transaction [Line Items]
Accounts payable		$ 2,400	$ 400
General Motors | Wejo Limited
Related Party Transaction [Line Items]
Interest held (as a percent)		5.00%
Data sharing agreement | General Motors
Related Party Transaction [Line Items]
Reduction to revenue		$ 2,400	$ 500
Facility Agreement | General Motors
Related Party Transaction [Line Items]
Amount invested from related party		$ 10,000
Interest rate		12.00%
Initial term of agreement		3 months
Accrued interest		$ 1,000
Loan Modification | General Motors
Related Party Transaction [Line Items]
Legal fees related to the modification		$ 300